Interest-Bearing Loans and Borrowings - Summary of Series of Bonds (Detail) $ in Millions	May 12, 2025 USD ($)
Four Point One Two Five Percent Bonds Due Nineteen May Two Thousand And Fourty Five [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	12 May 2025
Aggregate principal amount	$ 500
Currency	EUR
Interest rate	4.125%
Maturity date	19 May 2045
Issuer	ABISA
Three Point Eight Seven Five Percent Bonds Due Nineteen May Two Thousand And Thirty Eight [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	12 May 2025
Aggregate principal amount	$ 1,500
Currency	EUR
Interest rate	3.875%
Maturity date	19 May 2038
Issuer	ABISA
Three Point Three Seven Five Percent Bonds Due Nineteen May Two Thousand And Thirty Three [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	12 May 2025
Aggregate principal amount	$ 1,250
Currency	EUR
Interest rate	3.375%
Maturity date	19 May 2033
Issuer	ABISA